United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: 11/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2013
Emerging Markets Fixed Income Core Fund

A Portfolio of Federated Core Trust II, L.P.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Emerging Markets Fixed Income Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended November 30, 2013, was -4.42%. The total return for the Barclays Emerging Markets USD Aggregate Index (BEMAI) (formerly, Barclays Emerging Markets Bond Index),1 the Fund's broad based securities market index, was -3.46% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BEMAI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BEMAI were: (1) duration,2 which played a sizable role in the Fund's performance; (2) credit quality, including the allocation between securities that are rated investment-grade3 and high-yield4 securities; and (3) regional and country allocation.
During the reporting period, the Fund underperformed the BEMAI.
MARKET OVERVIEW
During the 12-month reporting period, risk premiums in the global emerging bond markets5 were governed by a myriad of risks, but one singular factor stood above all—the U.S. Federal Reserve's (the Fed) stance on quantitative easing was the reigning influence on emerging global bond markets. This topic shaped the course of practically all global financial markets. The moderation of quantitative easing in the United States resonated through currency, equity and bond markets. Intensified Japanese economic stimulus was a secondary market narrative that had emerging market implications, especially in emerging Asia. The reinvigoration of Chinese economic activity also left its mark on emerging bond markets. Apart from global macroeconomic developments, investor sentiment was also rattled by increases in political tensions in some emerging markets, primarily in emerging Europe, Latin America and Egypt.
U.S. economic statistics proved quintessential in the past 12-month reporting period. The Fed was very explicit in tying monetary guidance directly to future U.S. economic data. Specifically, they fashioned U.S. employment statistics as the main fulcrum behind their policy decisions. As the reporting year unfolded, benchmark global yields along with the U.S. dollar began to rise on the projection that the Fed would finally begin to taper (moderate) its quantitative easing. Then just as the reporting period was drawing to a close, the Fed surprised market participants and did not taper despite a healthy upturn in economic data.
This scrutiny over quantitative easing infused the most volatility into the emerging market economies. Mirroring this assertion, emerging bond markets experienced violent swings throughout the reporting period and endured negative impacts across the whole complex. Due to high reliance on exports of metals and mining goods to China, along with significant dependence of the local capital markets on U.S. investor inflows, bonds of Latin American issuers were hit particularly hard during the selloff.
Looking at the differences in the regional performance, Latin America generally underperformed while Russia and the Central and Eastern Europe region outperformed. In spite of the strong performance of the Europe, Middle East and Africa region (EMEA), in line with our expectations, there was a noticeable divergence in performance of various markets depending on the need to finance the current account deficit. Countries with significant current account deficits such as Turkey and South Africa have materially underperformed markets with current account surpluses (e.g. Russia and the Gulf Cooperation Council markets). This divergence was not unique to the EMEA region as we have seen underperformance of India and other markets with current account deficits in Asia as well.
DURATION
During the reporting period, duration detracted from Fund performance mainly as a consequence of the excessive volatility generated by the Fed's determination whether or not to taper its quantitative easing. This had significant effect on longer duration/maturity bonds. The Fund was positioned in longer-duration assets which tended to underperform.
Annual Shareholder Report

CREDIT QUALITY
Fund management allocated more of the portfolio to investment-grade sovereign bonds than high-yield bonds. Given their high-quality these bonds tend to be more sensitive to U.S. interest rates. As rates moved higher in the U.S., investment-grade bonds underperformed high-yield bonds.6
Regional and country allocation
The Fund had an overweight position relative to the BEMAI in Latin American countries, largely offset with an underweight allocation to Asia and countries in Eastern and Central Europe. The strategy was partially successful since Asia, as a region, tended to underperform relative to other regions. However, most Eastern and Central European countries performed well relative to other countries in the BEMAI. The Latin American region underperformed all other regions in BEMAI.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BEMAI.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
5	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Emerging Markets Fixed Income Core Fund from November 30, 2003 to November 30, 2013, compared to Barclays Emerging Markets USD Aggregate Index (BEMAI) (formerly, Barclays Emerging Markets Bond Index).2
Average Annual Total Returns for the Period Ended 11/30/2013
1 Year	-4.42%
5 Years	15.72%
10 Years	8.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
Growth of $10,000 as of November 30, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BEMAI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays changed the name of the “Barclays Emerging Markets Bond Index” to “Barclays Emerging Market USD Aggregate Index.” The BEMAI tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BEMAI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2013, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	15.3%
Russia	15.0%
Mexico	12.0%
Turkey	6.1%
Colombia	3.9%
Venezuela	3.2%
United Arab Emirates	2.9%
Indonesia	2.8%
Peru	2.6%
Philippines	2.6%
Qatar	2.5%
Uruguay	2.2%
Argentina	1.9%
Thailand	1.6%
Israel	1.4%
Hungary	1.3%
India	1.2%
Kazakhstan	1.2%
South Africa	1.2%
China	1.1%
Iceland	1.1%
El Salvador	1.0%
Egypt	0.9%
Panama	0.8%
Poland	0.8%
Armenia	0.7%
Jamaica	0.7%
Nigeria	0.7%
Chile	0.6%
Bahrain	0.5%
Dominican Republic	0.5%
Lithuania	0.5%
Morocco	0.5%
Singapore	0.5%
South Korea	0.5%
Hong Kong	0.4%
Bolivia	0.3%
Costa Rica	0.3%
Georgia	0.3%
Sri Lanka	0.3%
Trinidad and Tobago	0.3%
Annual Shareholder Report

Country	Exposure as a Percentage of Total Net Assets[1]
Croatia	0.2%
Serbia	0.2%
Ghana	0.1%
Guatemala	0.1%
Zambia	0.1%
Cash Equivalents[2]	4.5%
Other Assets and Liabilities—Net[3]	0.6%
TOTAL	100%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2013
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—56.1%
		Aerospace & Defense—0.3%
2,683,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$2,696,415
		Automotive—1.1%
4,900,000	[1,2]	Metalsa SA de CV, Series 144A, 4.90%, 4/24/2023	4,532,500
4,250,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	4,122,500
		TOTAL	8,655,000
		Banking—5.8%
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,315,000
1,500,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,519,500
1,800,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	1,723,500
2,250,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	2,463,750
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.500%, 4/23/2070	2,179,633
3,000,000	[1,2]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	3,067,500
1,600,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	1,528,000
2,060,000	[1,2]	Caixa Economica Federal, Series 144A, 3.50%, 11/7/2022	1,684,050
1,300,000		Caixa Economica Federal, Series REGS, 2.375%, 11/6/2017	1,209,000
800,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	792,000
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,047,002
4,000,000	[1,2]	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 4.75%, 11/25/2016	4,175,836
3,500,000		Korea Development Bank, Sr. Unsecd. Note, 3.50%, 8/22/2017	3,703,259
1,900,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	1,809,750
2,000,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,905,000
1,350,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.50%, 4/21/2019	1,371,937
1,360,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	1,356,736
3,500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	3,751,930
3,000,000	[1,2]	Vnesheconombank, Series 144A, 4.224%, 11/21/2018	3,003,517
1,600,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,703,360
1,650,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.25%, 12/3/2018	1,640,901
		TOTAL	45,951,161
		Beverage & Tobacco—0.7%
2,000,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	2,000,000
4,000,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	3,770,000
		TOTAL	5,770,000
		Brewing—0.2%
2,000,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/1/2022	1,645,000
		Broadcast Radio & TV—1.6%
4,150,000		Grupo Televisa SA, 6.625%, 3/18/2025	4,811,527
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	4,925,271
2,650,000		TV Azteca SA de CV, Series REGS, 7.50%, 5/25/2018	2,703,000
		TOTAL	12,439,798
		Building & Development—1.4%
2,500,000		Odebrecht Finance Ltd., Series REGS, 7.125%, 6/26/2042	2,334,375
5,100,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	4,972,500
3,400,000	[1,2]	Odebrecht SA, Series 144A, 4.375%, 4/25/2025	2,941,000
1,300,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	1,277,250
		TOTAL	11,525,125
Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building Materials—0.4%
3,235,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	$3,408,881
		Cable & Wireless Television—0.6%
4,250,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	4,632,500
		Chemicals & Plastics—1.5%
2,245,000	[1,2]	ALPEK SA de CV, Series 144A, 4.50%, 11/20/2022	2,121,525
4,950,000		ALPEK SA de CV, Series REGS, 4.50%, 11/20/2022	4,677,750
3,700,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	3,681,500
1,200,000	[1,2]	PTT Global Chemical PCL, Sr. Unsecd. Note, Series 144A, 4.25%, 9/19/2022	1,148,580
		TOTAL	11,629,355
		Conglomerates—1.3%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,195,000
6,600,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	7,375,500
		TOTAL	10,570,500
		Consumer Products—0.5%
1,500,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,343,547
3,250,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	2,741,928
		TOTAL	4,085,475
		Farming & Agriculture—0.3%
2,340,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	2,132,208
		Finance—0.3%
2,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,990,000
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	516,250
		TOTAL	2,506,250
		Financial Intermediaries—1.0%
1,970,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	1,994,625
2,650,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	2,530,750
3,300,000		SASOL Financing International PLC, 4.50%, 11/14/2022	3,114,375
		TOTAL	7,639,750
		Food & Drug Retailers—0.1%
600,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	571,944
		Food Products—1.9%
6,320,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.95%, 5/22/2023	5,624,800
1,550,000		BRF-Brasil Foods SA, Series REGS, 3.95%, 5/22/2023	1,379,500
3,810,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	3,856,528
1,900,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	1,919,000
2,000,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	1,970,000
		TOTAL	14,749,828
		Metals & Mining—3.5%
1,842,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.75%, 11/3/2020	2,051,527
2,058,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,823,744
4,080,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	4,294,200
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,370,774
500,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	493,750
2,235,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	2,134,872
3,200,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	3,144,000
1,950,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	1,750,125
1,500,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.75%, 10/24/2023	1,477,500
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	1,940,866
Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
4,790,000		Vale Overseas Ltd., 6.875%, 11/21/2036	$4,925,140
1,500,000		Vale SA, 5.625%, 9/11/2042	1,334,703
		TOTAL	27,741,201
		Oil & Gas—17.6%
1,200,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/9/2020	1,199,732
1,750,000		Afren PLC, Series REGS, 10.25%, 4/8/2019	2,043,125
3,000,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	2,947,500
3,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	2,962,533
3,400,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	4,029,000
1,370,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	1,392,262
10,850,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	12,843,688
4,600,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	5,025,500
3,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	3,277,500
1,200,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.40%, 4/30/2023	1,115,400
2,900,000	[1,2]	Kazmunaygas National Co., Series 144A, 5.75%, 4/30/2043	2,522,855
3,800,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	4,142,000
2,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	2,020,400
3,200,000	[1,2]	Lukoil International Finance BV, Series 144A, 4.563%, 4/24/2023	2,984,000
4,000,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.50%, 10/25/2042	3,207,612
1,000,000	[1,2]	PTTEP Canada International, Series 144A, 6.35%, 6/12/2042	1,042,303
2,800,000		PTTEP Canada International, Series REGS, 5.692%, 4/5/2021	3,048,340
3,500,000	[1,2]	Pacific Rubiales, Series 144A, 5.375%, 1/26/2019	3,508,750
5,627,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	5,950,552
1,150,000	[1,2]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,102,562
4,400,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	3,762,000
1,000,000	[1,2]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	855,000
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,155,076
4,100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	4,131,939
31,475,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	25,101,313
1,600,000		Petroleos Mexicanos, 3.50%, 1/30/2023	1,461,600
1,530,000		Petroleos Mexicanos, 3.50%, 7/18/2018	1,565,098
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,625,318
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,638,125
2,050,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.266%, 7/18/2018	2,121,750
1,983,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	2,117,208
3,725,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	3,166,250
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	792,550
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	766,938
1,800,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 2.50%, 10/17/2018	1,814,989
2,565,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	2,567,278
2,500,000	[1,2]	Thai Oil PCL, Series 144A, 3.625%, 1/23/2023	2,294,350
2,350,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	1,956,641
2,500,000	[1,2]	Transport De Gas Peru, Series 144A, 4.25%, 4/30/2028	2,200,000
1,200,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,239,000
2,300,000		Transprtdra De Gas Intl, Series REGS, 5.70%, 3/20/2022	2,374,750
		TOTAL	140,072,787
		Paper Products—1.2%
8,650,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.75%, 3/3/2021	9,515,000
Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—0.8%
5,700,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	$6,298,500
		Retailers—0.3%
2,340,000	[1,2]	Saci Falabella, Series 144A, 3.75%, 4/30/2023	2,157,215
		Sovereign—0.8%
2,000,000	[1,2]	Bank of Georgia JSC, Series 144A, 7.75%, 7/5/2017	2,098,453
3,800,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	4,351,000
		TOTAL	6,449,453
		State/Provincial—0.6%
5,400,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	5,089,500
		Steel—0.4%
3,200,000		OJSC Novo (Steel Funding), Series REGS, 4.95%, 9/26/2019	3,172,000
		Technology Services—0.5%
4,200,000		STATS ChipPAC Ltd., Series REGS, 4.50%, 3/20/2018	4,200,000
		Telecommunications & Cellular—5.4%
1,800,000		America Movil SAB de CV, Company Guarantee, Series WI, 5.00%, 10/16/2019	1,986,817
2,425,000		America Movil SAB de CV, Floating Rate Note—Sr. Note, 1.256%, 9/12/2016	2,450,560
5,850,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	5,659,875
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,555,000
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,777,500
3,600,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	3,654,000
2,800,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,964,500
1,400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,274,280
1,000,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.875%, 1/31/2028	870,200
2,600,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	2,782,000
4,500,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.00%, 10/1/2017	4,815,000
4,600,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/1/2022	4,815,740
6,900,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	6,537,750
		TOTAL	43,143,222
		Transportation—0.2%
1,600,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	1,616,000
		Utilities—5.8%
3,500,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	3,276,875
6,350,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	6,223,000
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,075,000
1,345,000	[1,2]	Comision Fed De Electric, Series 144A, 4.875%, 1/15/2024	1,338,275
5,305,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	6,233,375
1,228,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	1,244,885
3,150,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	3,507,402
6,950,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	7,535,051
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	6,641,050
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	5,842,500
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,356,500
		TOTAL	46,273,913
		TOTAL CORPORATE BONDS (IDENTIFIED COST $446,874,038)	446,337,981
		FLOATING RATE LOAN—0.1%
1,472,352	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $1,449,409)	589,677
Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES—38.5%
		Banking—0.9%
3,961,000		African Export-Import Bank, 5.75%, 7/27/2016	$4,208,562
2,450,000		African Export-Import Bank, 8.75%, 11/13/2014	2,603,125
		TOTAL	6,811,687
		Sovereign—37.6%
20,600,000		Argentina, Government of, Note, 0.00%, 12/15/2035	1,843,700
13,723,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	13,517,155
5,805,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	5,709,218
4,200,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	4,353,090
2,665,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	2,531,750
15,769,000		Brazil, Government of, 4.25%, 1/7/2025	14,822,860
3,500,000		Brazil, Government of, Note, 8.00%, 1/15/2018	3,893,750
4,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	4,600,000
1,100,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	1,127,500
5,000,000		Colombia, Government of, 7.375%, 9/18/2037	6,087,500
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,596,000
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,314,000
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,372,500
1,000,000	[1,2]	Costa Rica, Government of, Series 144A, 4.375%, 4/30/2025	900,000
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	584,485
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,125,600
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,612,500
6,200,000		Dubai, Government of, 5.25%, 1/30/2043	5,285,500
800,000	[1,2]	Ghana, Government of, Series 144A, 7.875%, 8/7/2023	780,000
1,010,000	[1,2]	Guatemala, Government of, Series 144A, 4.875%, 2/13/2028	909,000
1,502,000		Hungary, Government of, 4.125%, 2/19/2018	1,505,004
1,970,000		Hungary, Government of, 5.75%, 11/22/2023	1,950,300
1,500,000		Hungary, Government of, 6.375%, 3/29/2021	1,610,625
4,700,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,046,625
7,820,000		Iceland, Government of, 4.875%, 6/16/2016	8,142,575
2,810,000		Indonesia, Government of, 6.875%, 1/17/2018	3,154,225
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	7,115,250
1,800,000		Kingdom of Morocco, 4.25%, 12/11/2022	1,656,000
2,200,000	[1,2]	Kingdom of Morocco, Series 144A, 4.25%, 12/11/2022	2,024,000
3,200,000		Lithuania, Government of, Sr. Unsecd. Note, 6.125%, 3/9/2021	3,642,400
5,858,000		Panama, Government of, 6.70%, 1/26/2036	6,502,380
4,620,000		Peru, Government of, Bond, 7.35%, 7/21/2025	5,832,750
2,650,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	2,944,150
7,200,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	8,524,800
1,650,000		Poland, Government of, 3.00%, 3/17/2023	1,507,688
3,900,000		Poland, Government of, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,572,750
10,730,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	13,063,775
3,800,000	[1,2]	Russia, Government of, Series 144A, 3.50%, 1/16/2019	3,876,000
6,800,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	7,318,500
35,978,800		Russia, Government of, Unsub., 7.50%, 3/31/2030	42,095,196
1,315,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	1,324,862
2,690,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	2,609,300
5,000,000		Turkey, Government of, 6.75%, 5/30/2040	5,143,750
6,770,000		Turkey, Government of, 6.875%, 3/17/2036	7,049,262
2,750,000		Turkey, Government of, 7.00%, 9/26/2016	3,038,750
Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	$16,940,160
9,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	10,649,500
26,600,000		United Mexican States, Note, 5.125%, 1/15/2020	29,592,500
7,600,000		United Mexican States, Sr. Unsecd. Note, 5.95%, 3/19/2019	8,797,000
3,300,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,059,000
1,200,000		Zambia, Government of, 5.375%, 9/20/2022	1,050,000
		TOTAL	299,305,185
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $291,821,236)	306,116,872
		INVESTMENT COMPANy—4.7%
37,304,479	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	37,304,479
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $777,381,182)[6]	790,349,009
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	4,727,782
		TOTAL NET ASSETS—100%	$795,076,791
At November 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contract Purchased:
2/5/2014	3,897,393 Euro	$5,287,593	$7,268
Contract Sold:
2/5/2014	3,897,393 Euro	$5,301,935	$7,074
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$14,342
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $283,969,612, which represented 35.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2013, these liquid restricted securities amounted to $283,969,612, which represented 35.7% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at year/period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $778,387,939.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$446,337,981	$—	$446,337,981
Floating Rate Loan	—	—	589,677	589,677
Governments/Agencies	—	306,116,872	—	306,116,872
Investment Company	37,304,479	—	—	37,304,479
TOTAL SECURITIES	$37,304,479	$752,454,853	$589,677	$790,349,009
OTHER FINANCIAL INSTRUMENTS*	$—	$14,342	$—	$14,342
*	Other financial instruments include foreign exchange contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.73	$29.27	$27.40	$24.04	$15.99
Income From Investment Operations:
Net investment income[1]	1.88	1.91	1.88	1.90	1.75
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(3.41)	3.55	(0.01)	1.46	6.30
TOTAL FROM INVESTMENT OPERATIONS	(1.53)	5.46	1.87	3.36	8.05
Net Asset Value, End of Period	$33.20	$34.73	$29.27	$27.40	$24.04
Total Return[2]	(4.42)%	18.65%	6.82%	13.98%	50.34%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[4]
Net investment income	5.53%	5.99%	6.63%	7.41%	8.46%
Expense waiver/reimbursement[5]	0.06%	0.06%	0.06%	0.06%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$795,077	$764,886	$687,883	$698,514	$461,477
Portfolio turnover	37%	19%	18%	23%	30%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investment in securities, at value including $37,304,479 of investment in an affiliated holding (Note 5) (identified cost $777,381,182)		$790,349,009
Cash		210,459
Income receivable		8,944,484
Unrealized appreciation on foreign exchange contracts		14,342
Bank loan receivable		9,979
TOTAL ASSETS		799,528,273
Liabilities:
Payable for investments purchased	$4,350,623
Payable to adviser (Note 5)	1,633
Payable for Directors'/Trustees' fees (Note 5)	1,045
Accrued expenses (Note 5)	98,181
TOTAL LIABILITIES		4,451,482
Net assets for 23,950,696 shares outstanding		$795,076,791
Net Assets Consist of:
Paid-in capital		$782,094,622
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,982,169
TOTAL NET ASSETS		$795,076,791
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$795,076,791 ÷ 23,950,696 shares outstanding		$33.20
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Interest (net of foreign taxes withheld of $180)		$45,840,667
Dividends received from an affiliated holding (Note 5)		32,525
TOTAL INCOME		45,873,192
Expenses:
Custodian fees	$165,198
Transfer agent fee	70,093
Directors'/Trustees' fees (Note 5)	11,514
Auditing fees	30,949
Legal fees	7,408
Portfolio accounting fees	151,445
Printing and postage	11,133
Insurance premiums (Note 5)	5,483
Taxes	250
Miscellaneous (Note 5)	7,860
TOTAL EXPENSES	461,333
Reimbursement of other operating expenses (Note 5)	(461,333)
Net expenses		—
Net investment income		45,873,192
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(2,170,586)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(87,153,380)
Net realized and unrealized loss on investments and foreign currency transactions		(89,323,966)
Change in net assets resulting from operations		$(43,450,774)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,873,192	$45,244,030
Net realized gain (loss) on investments and foreign currency transactions	(2,170,586)	16,916,868
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(87,153,380)	65,895,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(43,450,774)	128,056,697
Share Transactions:
Contributions	320,028,385	79,248,500
Withdrawals	(246,387,179)	(130,302,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	73,641,206	(51,053,500)
Change in net assets	30,190,432	77,003,197
Net Assets:
Beginning of period	764,886,359	687,883,162
End of period	$795,076,791	$764,886,359
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of one portfolio. The Fund's primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund has reclassified $334,934,419 and $39,568,952 from undistributed net investment income and accumulated net realized gain on investments and foreign currency transactions, respectively, to paid-in capital during the year ended November 30, 2013. The reclassification was to reflect, as an adjustment to paid-in capital, the cumulative amount of net investment income and net realized gains that have been allocated to the Fund's shareholders as of November 30, 2013, and had no impact to shareholders' capital.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $17,764 and $5,049, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$14,342
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$3,282
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$14,342
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:
Year Ended November 30	2013	2012
Contributions	9,337,737	2,589,441
Withdrawals	(7,411,217)	(4,067,972)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	1,926,520	(1,478,531)
4. FEDERAL TAX INFORMATION
At November 30, 2013, the cost of investments for federal tax purposes was $778,387,939. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $11,961,070. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,518,486 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,557,416.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended November 30, 2013, the Adviser voluntarily reimbursed $461,333 of other operating expenses.
Administrative Fee
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FASI provides administrative personnel and services at no fee.
Interfund Transactions
During the year ended November 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $45,225,069 and $5,711,312, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended November 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	11,304,045
Purchases/Additions	459,431,065
Sales/Reductions	(433,430,631)
Balance of Shares Held 11/30/2013	37,304,479
Value	$37,304,479
Dividend Income	$32,525
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013, were as follows:
Purchases	$391,763,510
Sales	$293,023,343
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated Core trust II, l.p. AND SHAREHOLDERS OF emerging markets fixed income core fund:
We have audited the accompanying statement of assets and liabilities of Emerging Markets Fixed Income Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust II, L.P.), including the portfolio of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund, a portfolio of Federated Core Trust II, L.P., at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 24, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual	$1,000	$970.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.07	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Core Trust II, L.P. (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 24,389,155.837 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	20,387,311.528	3,307,844.000
Maureen Lally-Green	20,387,311.528	3,307,844.000
Thomas M. O'Neill	20,387,311.528	3,307,844.000
P. Jerome Richey	20,387,311.528	3,307,844.000
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Directors and Trust Officers
The Board of Directors is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Director
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Directors Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: November 2001	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: November 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Directors Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: November 2001	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: November 2001	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: November 2001	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 2000	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: May 2006 Portfolio Manager since: May 2013	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since May 2013. He is Vice President of the Trust with respect to the Fund. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Emerging Markets Fixed Income Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Emerging Markets Fixed Income Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409R102
28172 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $30,400

Fiscal year ended 2012 - $28,950

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $36

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $373 and $380 respectively. Fiscal year ended 2013- Fees for review of Federal and state taxes. Fiscal year ended 2012- Fees for review of Federal and state taxes.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,055 and $1,001 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $8,849

Fiscal year ended 2012 - $18,249

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014